Share-Based Compensation - The fair value estimate of share options (Detail) - Kooleam pre ipo share option scheme [Member] - $ / shares		3 Months Ended	12 Months Ended
	Mar. 07, 2019	May 31, 2019	May 31, 2020
Weighted average share price	$ 1.19	$ 0.52
Exercise price	$ 1.13
Expected volatility	46.80%
Expected life			6 years
Risk-free rate	2.49%
Expected dividend yield	0.00%